Income Taxes (Details) - Schedule of Potential Tax Benefits	12 Months Ended
Mar. 31, 2023 CAD ($)
2027 [Member]
Income Taxes (Details) - Schedule of Potential Tax Benefits [Line Items]
Income tax benefits	$ 618,000
2028 [Member]
Income Taxes (Details) - Schedule of Potential Tax Benefits [Line Items]
Income tax benefits	928,000
2029 [Member]
Income Taxes (Details) - Schedule of Potential Tax Benefits [Line Items]
Income tax benefits	908,000
2029 [Member]
Income Taxes (Details) - Schedule of Potential Tax Benefits [Line Items]
Income tax benefits	706,000
2031 [Member]
Income Taxes (Details) - Schedule of Potential Tax Benefits [Line Items]
Income tax benefits	1,704,000
2032 [Member]
Income Taxes (Details) - Schedule of Potential Tax Benefits [Line Items]
Income tax benefits	1,339,000
2033 [Member]
Income Taxes (Details) - Schedule of Potential Tax Benefits [Line Items]
Income tax benefits	1,092,000
2034 [Member]
Income Taxes (Details) - Schedule of Potential Tax Benefits [Line Items]
Income tax benefits	879,000
2035 [Member]
Income Taxes (Details) - Schedule of Potential Tax Benefits [Line Items]
Income tax benefits	530,000
2036 [Member]
Income Taxes (Details) - Schedule of Potential Tax Benefits [Line Items]
Income tax benefits	196,000
2037 [Member]
Income Taxes (Details) - Schedule of Potential Tax Benefits [Line Items]
Income tax benefits	233,000
2038 [Member]
Income Taxes (Details) - Schedule of Potential Tax Benefits [Line Items]
Income tax benefits	271,000
2038 [Member]
Income Taxes (Details) - Schedule of Potential Tax Benefits [Line Items]
Income tax benefits	530,000
2040 [Member]
Income Taxes (Details) - Schedule of Potential Tax Benefits [Line Items]
Income tax benefits	428,000
2041 [Member]
Income Taxes (Details) - Schedule of Potential Tax Benefits [Line Items]
Income tax benefits	1,101,000
2042 [Member]
Income Taxes (Details) - Schedule of Potential Tax Benefits [Line Items]
Income tax benefits	2,228,000
2043 [Member]
Income Taxes (Details) - Schedule of Potential Tax Benefits [Line Items]
Income tax benefits	1,705,000
Total [Member]
Income Taxes (Details) - Schedule of Potential Tax Benefits [Line Items]
Income tax benefits	$ 15,396,000